Share-based compensation	12 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation
12. Share-based

compensation
Equity Incentive Plan
In November 2018, Company established the Renalytix AI plc Share Option Plan (the “Plan”) and a U.S.
Sub-Plan
and
Non-Employee
Sub-Plan.
The Plan provides for the Company to grant options, restricted share awards and other share-based awards to employees, directors and consultants of the Company. As of June 30, 2021, there were 2,937,005 shares available for future issuance under the Plan.
The Plan is administered by the board of directors. The exercise prices, vesting and other restrictions are determined at their discretion, except that all options granted have exercise prices equal to the fair value of the underlying ordinary shares on the date of the grant and the term of stock option may not be greater than ten years from the grant date.
The options granted as of June 30, 2021 vest equally over twelve quarters following the grant date, with the exception of 80,724 options which vested immediately when granted, 602,100 options which vest 25% on the one year anniversary and equally over twelve quarters following the one year anniversary and 500,000 which vest 1/12
th
on the one year anniversary and equally over twelve quarters following the one year anniversary. If options remain unexercised after the date one day before the tenth anniversary of grant, the options expire.
On
termination of employment, any options that remain unexercised are either forfeited immediately or after a delayed expiration period, depending on the circumstances of termination. Upon the exercise of awards, new ordinary shares are issued by the Company.
The Company recorded share-based compensation expense in the following expense categories in the consolidated statements of operations for the years ended June 30, 2021, 2020 and 2019 (in thousands):

	Year Ended June 30,
	2021	2020	2019
Research and development	$683	$568	$322
General and administrative	1,903	591	203

	$2,586	$1,159	$525

The fair value of options is estimated using the Black-Scholes option pricing model, which takes into account inputs such as the exercise price, the value of the underlying ordinary shares at the grant date, expected term, expected volatility, risk-free interest rate and dividend yield. The fair value of each grant of options during the years ended June 30, 2021, 2020 and 2019 were determined using the methods and assumptions discussed below.

•
The expected term of employee options is determined using the “simplified” method, as prescribed in SEC’s Staff Accounting Bulletin No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data.

•	The expected volatility is based on historical volatility of the publicly-traded common stock of a peer group of companies.

•	The risk-free interest rate is based on the interest rate payable on U.S . Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.

•	The expected dividend yield is none because the Company has not historically paid and does not expect for the foreseeable future to pay a dividend on its ordinary shares.
For the years ended June 30, 2021, 2020 and 2019, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Years Ended June 30,
	2021	2020	2019
Expected term (in years)	5.9	5.7	5.8
Expected volatility	70.2%	63.7%	66.9%
Risk-free rate	0.8%	1.7%	3.1%
Dividend yield	—%	—%	—%
The weighted average fair value of the options granted during the years ended June 30, 2021, 2020 and 2019 was $6.60, $2.09 and $0.97 per share, respectively.
The following table summarizes the stock option granted to employees and non-employees for the year ended June 30, 2021:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2020	3,028,858	$1.95	8.6
Granted	1,387,100	$10.63
Exercised	(150,000)	$1.57

Outstanding at June 30, 2021	4,265,958	$4.73	8.2

Exercisable at June 30, 2021	2,495,621	$2.18	7.6

Vested and expected to vest at June 30, 2021	4,265,958	$4.73	8.2

As of June 30, 2021, there was $9.0 million in unrecognized compensation cost related to unvested options that will be recognized as expense over a weighted average period of 2.02 years. The aggregate intrinsic value of options outstanding and options exercisable at June 30, 2021 was $45.2 million and $31.8 million, respectively.
Employee Share Purchase

Plan
The Company’s
2020
Employee S
h
are Purchase Plan (the “ESPP”) became effective on August
17
,
2020
. The ESPP authorizes the issuance of up to
850,000
shares of the Company’s common stock. The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the ESPP shall automatically increase on
January 1
st of each year, commencing on January
1
,
2021
and continuing for
ten years
, in an amount equal to the lesser of
one
percent of the total number of shares of the Company’s common stock outstanding on
December 31
st of the preceding calendar year, and
2,000,000
ordinary shares, subject to the discretion of the board of directors or renumeration committee to determine a lesser number of shares shall be added for such year.
Under the ESPP, eligible employees can purchase the Company’s common stock through accumulated payroll deductions at such times as are established by the board of directors or renumeration committee. Eligible employees may purchase the Company’s common stock at 85% of the lower of the fair market value of the
Company’s common stock on the first day of the offering period or on the purchase date. Eligible employees may contribute up to 15% of their eligible compensation. Under the ESPP, a participant may not purchase more than $25,000 worth of the Company’s common stock for each calendar year in which such rights is outstanding. During the year ended June 30, 2021, 17,652 shares were purchased under the ESPP.
In accordance with the guidance in ASC
718-50
– Compensation – Stock Compensation
, the ability to purchase shares of the Company’s common stock at 85% of the lower of the price on the first day of the offering period or the last day of the offering period (i.e. the purchase date) represents an option and, therefore, the ESPP is a compensatory plan under this guidance. Accordingly, share-based compensation expense is determined based on the option’s grant-date fair value as estimated by applying the Black Scholes option-pricing model and is recognized over the withholding period. The Company recognized share-based compensation expense of $57,000 in general and administrative expense and $20,000 in research and development expense during the year ended June 30, 2021, related to the ESPP.